SMALL BUSINESS ASSOCIATION LOAN - Small Business Association Loan (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 987	$ 987
2016	1,057	1,057
2017	1,132	1,132
2018	1,213	1,213
2019	1,299	1,299
Thereafter	563	563
Total	$ 6,251	$ 6,251